EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 87,682	$ 79,881
Additions, net of disposals1	8,652
Investment Accounted for Using Equity Method, Share of comprehensive income	972
Dividends received	1,753
Foreign currency translation and other	$ (70)